SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Total general and administrative expenses	$ 619,032	$ 256,349	$ 1,588,725	$ 582,119	$ 1,284,401	$ 450,450
ALTANINE, INC. [Member]
Salaries, wages and benefits	190,695	150,865	451,244	234,145
Professional fees	211,575	642,871	545,185	737,063
Insurance	22,751	10,419	43,398	13,057
Travel and entertainment	(138)		6,368
Computer and software	3,992		12,092
Other	11,565	170	17,478	396
Total general and administrative expenses	$ 440,440	$ 804,325	$ 1,075,765	$ 984,661	$ 1,403,308	$ 3,978